Restatement of Previously Issued Unaudited Interim Financial Statements	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Restatement of Previously Issued Unaudited Interim Financial Statements

Note 3. Restatement of Previously Issued Unaudited Interim Financial Statements

In the course of preparing its fiscal year 2024 financial statements and reviewing comments from the Securities and Exchange Commission in relation to its Annual Report on Form 10-K for the year ended December 31, 2023, the Company identified errors in the financial statements for the its unaudited financial statements for the periods ended June 30, 2024, and September 30, 2024 (the “Interim Periods” or the “Affected Periods”). The errors pertain to overstatements in general and administrative expenses and additional paid in capital amounting to $576,160 the six months ended June 30, 2023 and the nine months ended September 30, 2023 resulting from the Company using the stock price from the most recent offering rather than the market price.

The Company assessed the materiality of these misstatements on prior periods’ financial statements in accordance with SEC Staff Accounting Bulletin (“SAB”) No. 99, Materiality, codified in ASC 250 (“ASC 250”), Presentation of Financial Statements, and concluded that these misstatements were not material to any prior annual or interim periods. Accordingly, in accordance with ASC 250 (SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements).

A reconciliation from the amounts previously reported for the Affected Periods to the restated amounts in the Restated Financial Statements is provided for the impacted financial statement line items below for the balance sheets as of June 30, 2023 and September 30, 2023. The amounts labeled “Restatement Adjustments” represent the effects of the Restatement Adjustments.

The Restatement Adjustments for the periods ending June 30, 2023, September 30, 2023 can be found in the Company’s amended Form 10-Q for the nine months ending September 30, 2024, filed on December 13, 2024.

Balance Sheet (Unaudited)	As of June 30, 2023
	As Reported	Adjustment	As Restated

Additional paid in capital	$26,137,940	$(576,160)	$25,561,780
Accumulated deficit	$(31,798,754)	$576,160	$(31,222,594)

Balance Sheet (Unaudited)	As of September 30, 2023
	As Reported	Adjustment	As Restated

Additional paid in capital	$32,469,830	$(576,160)	$31,893,670
Accumulated deficit	$(32,856,462)	$576,160	$(32,280,302)

Statement of Operations (Unaudited)	For the six months ended June 30, 2023
	As Reported	Adjustment	As Restated

General and administrative	$3,516,306	$(576,160)	$2,940,146
Total operating expenses	4,064,511	(576,160)	3,488,351
Loss from operations	(4,016,549)	576,160	(3,440,389)
Net loss	(4,037,021)	576,160	(3,460,861)
Loss per share - basic and diluted	$(0.15)	$0.02	$(0.13)

Statement of Operations (Unaudited)	For the nine months ended September 30, 2023
	As Reported	Adjustment	As Restated

General and administrative	$4,031,452	$(576,160)	$3,455,292
Total operating expenses	5,120,391	(576,160)	4,544,231
Loss from operations	(5,063,267)	576,160	(4,487,107)
Net loss	(5,094,729)	576,160	(4,518,569)
Loss per share - basic and diluted	(0.18)	0.02	(0.16)

Statement of Cash Flows (Unaudited)	For the six months ended June 30, 2023
	As Reported	Adjustment	As Restated

Cash Flows from Operating Activities:
Net loss	$(4,037,021)	$576,160	$(3,460,861)
Additional shares issued for prior year software acquisition	2,794,882	(576,160)	2,218,722
Net cash used in operating activities	$(960,625)	$–	$(960,625)

Statement of Cash Flows (Unaudited)	For the nine months ended September 30, 2023
	As Reported	Adjustment	As Restated

Cash Flows from Operating Activities:
Net loss	$(5,094,729)	$576,160	$(4,518,569)
Additional shares issued for prior year software acquisition	2,794,882	(576,160)	2,218,722
Net cash used in operating activities	$(1,545,458)	$–	$(1,545,458)